UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Florida Premium Income Municipal Fund (NFL) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 3.3% (2.2% of Total Investments)
$5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of West	6/09 at 101.00	AAA	$5,784,654
	Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 - MBIA Insured
1,750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical	10/15 at 100.00	AA	1,811,443
	University, Series 2005, 5.000%, 10/15/25 - RAAI Insured

	Healthcare - 8.1% (5.5% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	10/06 at 101.00	AAA	2,067,960
	Medical Center Project, Series 1996, 5.625%, 10/01/14 - MBIA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AAA	3,071,575
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 - MBIA Insured
2,500	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B,	6/15 at 100.00	AAA	2,643,200
	5.000%, 6/01/22 - MBIA Insured
7,220	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	7,555,586
	Children's Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured
3,015	North Broward Hospital District, Florida, Revenue Refunding and Improvement Bonds, Series 1997,	1/07 at 101.00	AAA	3,113,621
	5.375%, 1/15/24 - MBIA Insured

	Housing/Multifamily - 14.9% (10.0% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing Revenue	6/07 at 102.00	AAA	1,009,983
	Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27 (Alternative Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,
	Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,066,062
1,400	5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,433,180
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon Manor
	Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,291,576
1,000	5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,023,700
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe
	Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured	9/07 at 101.00	AAA	1,263,604
1,890	5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured	9/07 at 101.00	AAA	1,938,025
1,400	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	4/07 at 102.00	AAA	1,452,374
	6.250%, 4/01/37 (Alternative Minimum Tax) - AMBAC Insured
1,590	Florida Housing Finance Agency, Housing Revenue Bonds, Williamsburg Village Apartments, Series	12/05 at 102.00	AAA	1,624,646
	1995E, 6.100%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series 1996C-1,	5/06 at 102.00	AAA	1,026,290
	6.100%, 5/01/16 (Alternative Minimum Tax) - AMBAC Insured
	Florida Housing Finance Agency, Housing Revenue Bonds, Sterling Palms Apartments, Series 1996D-1:
945	6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured	6/06 at 102.00	AAA	971,290
1,500	6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured	6/06 at 102.00	AAA	1,549,200
750	Florida Housing Finance Agency, Housing Revenue Bonds, Crossings at Indian Run Apartments, Series	12/06 at 102.00	AAA	774,300
	1996V, 6.100%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured
2,490	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,626,676
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
2,070	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	2,195,194
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series
	2000D-1:
1,500	5.500%, 10/01/20 - MBIA Insured	10/10 at 102.00	Aaa	1,585,560
4,750	5.750%, 10/01/30 - MBIA Insured	10/10 at 102.00	Aaa	4,995,528
3,530	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	3/06 at 100.00	AAA	3,533,142
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Country	6/11 at 100.00	AAA	1,493,913
	Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 (Alternative Minimum Tax) - FSA Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Westlake	7/12 at 100.00	AAA	1,094,170
	Apartments Phase II, Series 2002, 5.150%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

	Housing/Single Family - 1.1% (0.7% of Total Investments)
200	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,	4/09 at 101.00	Aaa	204,258
	Series 1999B, 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured
1,025	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage Revenue	4/08 at 102.00	Aaa	1,042,548
	Bonds, Series 1999, 5.200%, 4/01/32 (Alternative Minimum Tax) - MBIA Insured
6,295	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 0.000%,	1/10 at 24.65	AAA	1,211,158
	7/01/30 (Alternative Minimum Tax) - FSA Insured

	Tax Obligation/General - 3.8% (2.6% of Total Investments)
4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Bonds,	6/11 at 101.00	AAA	5,172,378
	Series 2001C, 5.125%, 6/01/29 - FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds,	6/15 at 100.00	AAA	2,004,304
	Series 2005B, 5.000%, 6/01/25 - AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 - AMBAC Insured	2/14 at 100.00	AAA	1,463,948

	Tax Obligation/Limited - 49.8% (33.7% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%, 7/01/19 -	7/13 at 100.00	AAA	4,156,618
	MBIA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA	10/14 at 100.00	AAA	1,587,450
	Insured
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 - MBIA	4/12 at 101.00	AAA	1,685,993
	Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 - MBIA Insured	8/12 at 101.00	Aaa	1,056,040
1,000	5.125%, 8/01/31 - MBIA Insured	8/12 at 101.00	Aaa	1,047,620
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 -	2/15 at 100.00	AAA	2,646,075
	MBIA Insured
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund - Intermodal	10/09 at 101.00	AAA	2,383,156
	Program, Series 1999, 5.500%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AAA	1,535,637
	5.000%, 7/01/19 - FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 - MBIA Insured	11/10 at 101.00	AAA	3,631,003
3,345	5.375%, 11/01/30 - MBIA Insured	11/10 at 101.00	AAA	3,596,243
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 - MBIA Insured	11/11 at 101.00	AAA	1,091,400
1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B, 5.900%,	12/06 at 101.00	AAA	1,125,868
	12/01/15 (Mandatory put 12/01/10) - FGIC Insured
1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C, 5.900%,	12/06 at 101.00	AAA	1,063,319
	12/01/15 (Mandatory put 12/01/08) - FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E, 5.750%,	12/10 at 101.00	AAA	1,613,595
	12/01/20 (Mandatory put 12/01/19) - FGIC Insured
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E, 4.750%,	12/11 at 101.00	AAA	5,486,728
	12/01/20 (Mandatory put 12/01/11) - FGIC Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%, 5/01/23 -	11/13 at 101.00	AAA	2,117,420
	AMBAC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	6,267,960
	7/01/29 - MBIA Insured
2,000	Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,147,340
	10/01/20 - AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,059,340
	10/01/25 - FGIC Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	Aaa	1,064,720
	Series 2005, 5.000%, 5/01/25 - MBIA Insured
1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 -	10/13 at 100.00	AAA	1,642,380
	MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 7/01/21 -	7/14 at 100.00	AAA	1,351,872
	AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 - AMBAC Insured	10/12 at 100.00	AAA	1,852,415
2,000	5.000%, 10/01/19 - AMBAC Insured	10/12 at 100.00	AAA	2,140,640
1,330	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 - FGIC	10/14 at 100.00	Aaa	1,415,745
	Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%, 10/01/21 -	4/08 at 49.54	AAA	7,947,720
	MBIA Insured
1,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 7.000%, 1/01/14 - FGIC Insured	1/06 at 100.00	AAA	1,010,150
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 - FGIC Insured	1/13 at 100.00	AAA	3,428,008
495	Orange County School Board, Florida, Master Lease Program, Certificates of Participation, Series	8/07 at 101.00	Aaa	516,735
	1997A, 5.375%, 8/01/22 - MBIA Insured
1,050	Osceola County School Board, Florida, Certificates of Participation, Series 2005C, 5.000%, 6/01/19 -	12/14 at 100.00	AAA	1,122,807
	FGIC Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	Aaa	2,651,850
7,820	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	Aaa	8,254,870
6,500	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993, 5.250%,	No Opt. Call	AAA	6,974,240
	6/01/11 - FGIC Insured
	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993:
2,500	5.375%, 6/01/08 - FGIC Insured	No Opt. Call	AAA	2,645,975
4,000	5.375%, 6/01/10 - FGIC Insured	No Opt. Call	AAA	4,361,680
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,261,972
	8/01/24 - FGIC Insured
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003, 5.000%,	8/13 at 100.00	Aaa	1,379,443
	8/15/21 - FSA Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series	7/14 at 100.00	AAA	4,480,072
	2004A, 5.000%, 7/01/24 - FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,405	5.125%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	1,521,840
1,475	5.125%, 10/01/20 - FSA Insured	10/13 at 100.00	Aaa	1,591,982
1,555	5.125%, 10/01/21 - FSA Insured	10/13 at 100.00	Aaa	1,676,446
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 - FGIC Insured	4/12 at 100.00	AAA	1,315,455
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	2,127,400
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 -	12/14 at 100.00	Aaa	1,887,762
	FSA Insured
2,000	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/24 -	8/15 at 100.00	Aaa	2,102,200
	FSA Insured

	Transportation - 18.5% (12.5% of Total Investments)
9,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26	10/11 at 101.00	AAA	9,415,350
	(Alternative Minimum Tax) - AMBAC Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 - AMBAC	10/14 at 100.00	AAA	2,258,919
	Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 - MBIA	10/05 at 102.00	AAA	1,124,398
	Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AAA	2,129,480
	2003A, 5.000%, 10/01/17 - FSA Insured
2,000	Jacksonville Port Authority, Florida, Port Facilities Revenue Bonds, Series 1996, 5.625%, 11/01/18	11/06 at 102.00	AAA	2,081,940
	(Alternative Minimum Tax) - MBIA Insured
15,025	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 (Alternative Minimum	10/10 at 101.00	AAA	16,588,351
	Tax) - FSA Insured
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	6,168,639
	5.750%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured
2,295	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%,	No Opt. Call	AAA	2,405,022
	7/01/29 - FGIC Insured

	U.S. Guaranteed *** - 14.1% (9.5% of Total Investments)
3,000	Cape Coral, Florida, Capital Improvement Revenue Bonds, Series 1999, 5.375%, 10/01/24	10/09 at 101.00	Aaa	3,269,160
	(Pre-refunded to 10/01/09) - FSA Insured
2,000	Indian Trail Water Control District, Florida, Water Control and Improvement Bonds - Unit 17, Series	8/07 at 101.00	AAA	2,107,600
	1996, 5.500%, 8/01/22 (Pre-refunded to 8/01/07) - MBIA Insured
1,985	North Broward Hospital District, Florida, Revenue Refunding and Improvement Bonds, Series 1997,	1/07 at 101.00	AAA	2,064,063
	5.375%, 1/15/24 (Pre-refunded to 1/15/07) - MBIA Insured
4,275	Orange County School Board, Florida, Master Lease Program, Certificates of Participation, Series	8/07 at 101.00	Aaa	4,473,788
	1997A, 5.375%, 8/01/22 (Pre-refunded to 8/01/07) - MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29 (Pre-refunded	9/11 at 34.97	AAA	2,827,400
	to 9/01/11) - MBIA Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 - FGIC Insured	No Opt. Call	AAA	5,347,600
1,200	5.500%, 10/01/21 - FGIC Insured	No Opt. Call	AAA	1,284,324
7,855	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	9,257,039
	6.000%, 10/01/19 - MBIA Insured
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Joseph's Hospital,	12/05 at 100.00	AAA	1,507,605
	Series 1993, 5.125%, 12/01/23 - MBIA Insured

	Utilities - 4.1% (2.8% of Total Investments)
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A, 6.000%,	No Opt. Call	AAA	3,872,918
	10/01/09 - AMBAC Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/14 -	No Opt. Call	AAA	5,539,200
	AMBAC Insured

	Water and Sewer - 30.2% (20.5% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 - AMBAC Insured	9/15 at 100.00	Aaa	1,326,750
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
6,775	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	7,191,730
4,500	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	4,732,560
1,200	Callaway-Bay County, Florida, Wastewater System Revenue Bonds, Series 2004, 5.000%, 9/01/23 - MBIA	9/14 at 100.00	Aaa	1,265,736
	Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 - AMBAC Insured	10/13 at 100.00	AAA	999,662
475	5.250%, 10/01/18 - AMBAC Insured	10/13 at 100.00	AAA	520,771
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	1,366,850
1,095	5.000%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,155,236
1,225	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	1,288,308
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project, Series	7/09 at 101.00	Aaa	1,030,200
	1999, 5.000%, 7/01/29 - AMBAC Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series 2003,	10/13 at 100.00	AAA	4,162,014
	5.000%, 10/01/23 - AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC	9/08 at 102.00	AAA	8,522,800
	Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	1,026,820
	Insured
2,510	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 - FGIC	10/13 at 100.00	AAA	2,727,893
	Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%, 10/01/24 - MBIA	10/14 at 100.00	AAA	1,579,410
	Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 - AMBAC Insured	10/13 at 100.00	AAA	1,535,739
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 - MBIA	10/13 at 100.00	Aaa	2,158,620
	Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 - MBIA Insured	10/13 at 100.00	AAA	1,483,015
1,000	5.250%, 10/01/18 - MBIA Insured	10/13 at 100.00	AAA	1,096,360
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AAA	1,860,950
	5.000%, 10/01/20 - MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 - MBIA Insured	10/13 at 100.00	AAA	1,094,920
500	5.250%, 10/01/20 - MBIA Insured	10/13 at 100.00	AAA	547,460
500	5.250%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	547,460
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 - FGIC Insured	10/14 at 100.00	AAA	1,236,421
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 - MBIA Insured	5/12 at 100.00	AAA	1,297,993
1,980	5.250%, 5/01/17 - MBIA Insured	5/12 at 100.00	AAA	2,154,854
2,330	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	2,472,782
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 - MBIA Insured	9/14 at 100.00	Aaa	1,063,180
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 - FGIC Insured	1/13 at 100.00	AAA	1,482,998
770	5.250%, 1/01/18 - FGIC Insured	1/13 at 100.00	AAA	838,114
500	5.250%, 1/01/20 - FGIC Insured	1/13 at 100.00	AAA	543,570
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	4,152,727
	6.000%, 10/01/19 - MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 - AMBAC	10/06 at 102.00	AAA	1,361,125
	Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AAA	2,168,460
	5.250%, 10/01/23 - MBIA Insured
1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 - FSA Insured	10/11 at 101.00	AAA	1,149,851

$342,415	Total Long-Term Investments (cost $317,529,517) - 147.9%			337,986,365

	Other Assets Less Liabilities - 0.7%			1,576,996

	Preferred Shares, at Liquidation Value - (48.6)%			(111,000,000)

	Net Assets Applicable to Common Shares - 100%			$228,563,361

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $317,462,313.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$20,866,402
Depreciation	(342,350)

Net unrealized appreciation of investments	$20,524,052

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.